Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Long-term disability benefits obligation	$ 361	$ 305
Provisions	355	298
Derivative liabilities	98	7
CRTC deferral account obligation	69	69
Other	262	192
Total other non-current liabilities	$ 1,145	$ 871